SHORT-TERM DEBT AND LONG-TERM DEBT (Schedule Of Debt Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, Excluding Current Maturities		$ 35,000	$ 47,665
Hengfeng Bank [Member]
Long-term Debt, Excluding Current Maturities	[1]	0	27,665
East West Bank [Member]
Long-term Debt, Excluding Current Maturities	[2]	$ 35,000	$ 20,000

[1]	The loan obtained from Hengfeng Bank in 2017 had been repaid by the Company in May 2018.
[2]	In December 2016, the Company entered into a short-term loan agreement with East West Bank for $30,000. The loan bears an annual interest rate equal to the one month LIBOR rate plus 1.2% and has a loan period of six month. In June 2017, the Company amended and extended the maturity date to April 2018. In October 2017, the Company repaid $10,000 of the loan balance. In January 2018, the Company further renewed its short term loan agreement with East West Bank and replaced it with a long-term debt. The long-term debt has an annual interest rate equal to LIBOR rate plus 1.2% and is repayable on April 3, 2020. Accordingly, the $20,000 of the loan was reclassified as long-term debt as of December 31, 2017. During the year ended December 31, 2018, the Company repaid $12,000 and additionally borrowed $27,000 from East West Bank. The maturity date of the remaining balance will be April 3, 2020 and the remaining loan balance bears an annual interest rate equal to LIBOR rate plus 1.2%